Offerings - Offering: 1	Jun. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	95,250,000
Proposed Maximum Offering Price per Unit	2.10
Maximum Aggregate Offering Price	$ 200,025,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,623.45
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. In accordance with Rules 456(b) and 457(r), the registrant initially deferred payment of all of the registration fee for the Registration Statement on Form S-3ASR (Registration No. 333-293291).